Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Average annual interest rate for short-term deposits	5.81%	4.22%
Patents, useful life	10 years
Lease borrowing rate	7.00%